UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Financial	34.87%
Consumer, Non-cyclical	19.05
Industrial	7.76
Consumer, Cyclical	7.23
Communications	5.39
Energy	5.31
Utilities	4.00
Basic Materials	3.96
Technology	2.27
Short Term Investments	10.16
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,020.30	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.27
Initial Class
Actual	$1,000.00	$1,018.40	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02
* Expenses are equal to the Fund's annualized expense ratio of 1.05% for the Institutional Class and 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.28%
150,300	Cliffs Natural Resources Inc(a)(b)	$ 852,201
10,600	Commercial Metals Co	179,140
2,400	Kaiser Aluminum Corp	216,984
38,100	Mercer International Inc	304,038
15,500	Rayonier Advanced Materials Inc	210,645
37,200	Ryerson Holding Corp(a)	651,000
8,800	Schnitzer Steel Industries Inc Class A	154,880
36,800	Stillwater Mining Co(a)	436,448
		3,005,336
Communications — 5.83%
6,900	Black Box Corp	90,252
14,300	Demand Media Inc(a)	73,931
66,200	DHI Group Inc(a)	412,426
125,300	EarthLink Holdings Corp	801,920
91,600	Extreme Networks Inc(a)	310,524
4,900	General Communication Inc Class A(a)	77,420
6,500	Ixia (a)	63,830
6,200	McClatchy Co Class A(a)	90,644
37,100	MeetMe Inc(a)(b)	197,743
14,000	NETGEAR Inc(a)	665,560
7,400	PC-Tel Inc	34,854
9,800	Sohu.com Inc(a)	371,028
48,500	Sonus Networks Inc(a)	421,465
15,600	Spok Holdings Inc	298,974
4,700	TechTarget Inc(a)	38,070
13,000	United Online Inc(a)	143,000
		4,091,641
Consumer, Cyclical — 7.81%
30,200	American Axle & Manufacturing Holdings Inc(a)	437,296
22,900	Boyd Gaming Corp(a)	421,360
3,200	Caesars Entertainment Corp(a)(b)	24,608
5,700	Children's Place Inc	457,026
2,904	China Automotive Systems Inc(a)(b)	9,380
6,700	Commercial Vehicle Group Inc(a)	34,840
12,700	Cooper Tire & Rubber Co	378,714
2,200	Cooper-Standard Holding Inc(a)	173,778
1,900	Delta Apparel Inc(a)	42,845
19,000	Express Inc(a)	275,690
3,200	Hawaiian Holdings Inc(a)	121,472
51,900	Isle of Capri Casinos Inc(a)	950,808
53,600	Meritor Inc(a)	385,920
5,900	Outerwall Inc(b)	247,800
7,200	Perry Ellis International Inc(a)	144,864
11,200	Sears Hometown and Outlet Store(a)	75,488
10,600	Supreme Industries Inc Class A	145,220
26,200	Titan Machinery Inc(a)	292,130
Shares		Fair Value
Consumer, Cyclical — (continued)
19,500	Tower International Inc	$ 401,310
36,200	Wabash National Corp(a)	459,740
		5,480,289
Consumer, Non-Cyclical — 20.59%
130,400	ACCO Brands Corp(a)	1,347,032
5,700	Alliance One International Inc(a)(b)	87,780
22,400	Applied Genetic Technologies Corp(a)(b)	316,512
56,500	ARC Document Solutions Inc(a)	219,785
8,000	BioSpecifics Technologies Corp(a)	319,520
43,100	Cambium Learning Group Inc(a)	194,381
4,500	Cambrex Corp(a)	232,785
12,900	Central Garden & Pet Co Class A(a)	280,059
3,900	CSS Industries Inc	104,559
19,500	Cumberland Pharmaceuticals Inc(a)	87,750
56,000	Dean Foods Co(b)	1,013,040
4,600	DeVry Education Group Inc(b)	82,064
33,200	Ennis Inc	636,776
15,300	Farmer Bros Co(a)	490,518
9,100	FibroGen Inc(a)	149,331
14,000	Five Prime Therapeutics Inc(a)	578,900
20,800	GlycoMimetics Inc(a)(b)	151,216
35,200	Hackett Group Inc	488,224
11,200	INC Research Holdings Inc Class A(a)	427,056
40,000	Information Services Group Inc(a)(b)	150,000
7,900	Insperity Inc	610,117
2,500	John B Sanfilippo & Son Inc	106,575
51,100	K12 Inc(a)	638,239
4,300	LeMaitre Vascular Inc	61,361
8,900	LHC Group Inc(a)	385,192
11,500	Lifevantage Corp(a)(b)	156,400
42,600	Monster Worldwide Inc(a)	101,814
2,200	Myriad Genetics Inc(a)	67,320
3,800	Neff Corp Class A(a)	41,534
27,800	Omega Protein Corp(a)	555,722
125,200	PDL BioPharma Inc	393,128
8,200	Pfenex Inc(a)(b)	68,634
19,400	Quad Graphics Inc	451,826
15,700	RadNet Inc(a)(b)	83,838
22,600	Repligen Corp(a)	618,336
47,500	RPX Corp(a)	435,575
26,300	SciClone Pharmaceuticals Inc(a)	343,478
49,800	Spectrum Pharmaceuticals Inc(a)	327,186
15,100	Supernus Pharmaceuticals Inc(a)	307,587
18,700	SUPERVALU Inc(a)	88,264
13,900	Triple-S Management Corp Class B(a)	339,577
11,700	Universal Corp(b)	675,558
15,400	Weight Watchers International Inc(a)(b)	179,102
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,600	Xencor Inc(a)	$ 49,374
		14,443,025
Energy — 5.74%
1,500	Adams Resources & Energy Inc	57,750
48,900	Archrock Inc	460,638
2,200	California Resources Corp(b)	26,840
75,000	Cloud Peak Energy Inc(a)	154,500
80,800	Denbury Resources Inc(b)	290,072
13,100	Evolution Petroleum Corp	71,657
15,100	Gulf Island Fabrication Inc	104,794
37,400	Jones Energy Inc Class A(a)(b)	154,088
28,200	MRC Global Inc(a)	400,722
48,400	Noble Corp PLC(b)	398,816
38,300	Oasis Petroleum Inc(a)	357,722
3,600	Panhandle Oil & Gas Inc Class A	60,012
73,800	Pioneer Energy Services Corp(a)	339,480
29,300	QEP Resources Inc	516,559
9,000	REX American Resources Corp(a)	538,470
5,400	Rowan Cos PLC Class A	95,364
		4,027,484
Financial — 37.70%
2,300	1st Source Corp	74,497
12,300	Access National Corp	239,973
18,100	Altisource Portfolio Solutions SA(a)(b)	503,904
59,300	Ambac Financial Group Inc(a)	976,078
10,300	American Assets Trust Inc REIT	437,132
141,100	Anworth Mortgage Asset Corp REIT	663,170
11,000	Arbor Realty Trust Inc REIT	79,090
49,300	ARMOUR Residential Inc REIT(b)	986,000
12,000	Aspen Insurance Holdings Ltd	556,560
21,800	Assured Guaranty Ltd	553,066
30,200	Banco Latinoamericano de Comercio Exterior SA	800,300
7,100	Bank of Hawaii Corp(b)	488,480
1,400	Bank of Marin Bancorp	67,718
2,700	C&F Financial Corp	120,852
20,600	Cardinal Financial Corp	451,964
50,300	Cedar Realty Trust Inc REIT	373,729
23,500	Central Pacific Financial Corp	554,600
2,700	Century Bancorp Inc Class A	114,291
25,000	Charter Financial Corp	332,000
3,600	Citizens & Northern Corp	72,792
13,200	CoreSite Realty Corp REIT	1,170,708
7,600	CVB Financial Corp	124,564
11,400	CyrusOne Inc REIT	634,524
17,900	CYS Investments Inc REIT	149,823
35,800	Dime Community Bancshares Inc	608,958
20,000	DuPont Fabros Technology Inc REIT	950,800
Shares		Fair Value
Financial — (continued)
2,200	Enterprise Financial Services Corp	$ 61,358
10,800	Equity LifeStyle Properties Inc REIT	864,540
2,400	Financial Institutions Inc	62,568
17,300	First Busey Corp	370,047
1,400	First Business Financial Services Inc	32,858
8,100	First Defiance Financial Corp	314,685
24,200	First Interstate BancSystem Inc Class A	680,020
15,700	First Merchants Corp	391,401
2,300	First NBC Bank Holding Co(a)	38,617
3,100	First of Long Island Corp	88,877
36,000	Flagstar Bancorp Inc(a)	878,760
5,800	Franklin Financial Network Inc(a)	181,888
10,000	Getty Realty Corp REIT	214,500
2,100	Heritage Insurance Holdings(b)	25,137
1,400	Hingham Institution for Savings	172,088
4,700	Horizon Bancorp(b)	118,158
9,200	International FCStone Inc(a)	251,068
14,600	Lakeland Financial Corp	686,346
10,300	LendingClub Corp(a)(b)	44,290
800	LTC Properties Inc REIT	41,384
39,400	Mack-Cali Realty Corp REIT	1,063,800
7,500	MainSource Financial Group Inc	165,375
2,600	Merchants Bancshares Inc	79,248
1,400	Meta Financial Group Inc	71,344
53,400	MGIC Investment Corp(a)	317,730
6,500	National Health Investors Inc REIT	488,085
6,700	Navient Corp	80,065
2,300	Nelnet Inc Class A	79,925
2,900	Northrim BanCorp Inc	76,241
2,100	Oritani Financial Corp	33,579
16,100	PennyMac Financial Services Inc Class A(a)	201,089
1,900	Piedmont Office Realty Trust Inc REIT Class A(b)	40,926
3,500	Post Properties Inc REIT	213,675
2,000	Preferred Bank	57,750
3,400	Prosperity Bancshares Inc	173,366
10,700	PS Business Parks Inc REIT	1,135,056
47,200	Radian Group Inc	491,824
9,500	Regional Management Corp(a)	139,270
3,400	Republic Bancorp Inc Class A	93,942
1,100	S&T Bancorp Inc	26,895
17,400	Silver Bay Realty Trust Corp REIT	296,322
15,900	Southwest Bancorp Inc	269,187
2,250	Stock Yards Bancorp Inc	63,517
12,400	Suffolk Bancorp	388,244
28,000	Summit Hotel Properties Inc REIT	370,720
600	UMB Financial Corp	31,926
5,100	Umpqua Holdings Corp	78,897
14,500	United Community Banks Inc	265,205
4,400	Valley National Bancorp	40,128
2,000	Veritex Holdings Inc(a)(b)	32,040
37,900	Walker & Dunlop Inc(a)	863,362
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,100	Washington Federal Inc	$ 99,466
3,900	Washington Trust Bancorp Inc	147,888
13,000	Weingarten Realty Investors REIT	530,660
18,100	West Bancorporation Inc	336,479
		26,447,389
Industrial — 8.39%
9,600	Atlas Air Worldwide Holdings Inc(a)	397,632
1,200	BWX Technologies Inc	42,924
700	Coherent Inc(a)	64,246
5,400	DHT Holdings Inc	27,162
12,500	Ducommun Inc(a)	247,250
61,200	General Cable Corp	777,852
5,200	Gibraltar Industries Inc(a)	164,164
26,100	Global Brass & Copper Holdings Inc	712,269
1,800	II-VI Inc(a)	33,768
5,600	Insteel Industries Inc	160,104
5,300	Kadant Inc	273,003
43,300	Manitowoc Co Inc(b)	235,985
128,100	Navios Maritime Acquisition Corp	201,117
13,100	Olympic Steel Inc	357,761
900	Plexus Corp(a)	38,880
9,100	Sanmina Corp(a)	243,971
21,700	SPX Corp	322,245
17,400	Stoneridge Inc(a)	259,956
3,500	Tech Data Corp(a)	251,475
10,200	Trinseo SA	437,886
14,500	TTM Technologies Inc(a)	109,185
2,200	Universal Forest Products Inc	203,918
12,700	USA Truck Inc(a)	222,377
4,500	Willis Lease Finance Corp(a)	100,035
		5,885,165
Technology — 2.45%
17,000	Alpha & Omega Semiconductor Ltd(a)	236,810
6,600	Convergys Corp(b)	165,000
4,500	CSG Systems International Inc	181,395
9,200	Digi International Inc(a)	98,716
12,700	Leidos Holdings Inc	607,949
7,400	NCI Inc Class A	103,970
1,300	Rovi Corp(a)	20,332
10,900	Rudolph Technologies Inc(a)	169,277
4,400	Tessera Technologies Inc	134,816
		1,718,265
Utilities — 4.32%
600	ALLETE Inc	38,778
1,000	Black Hills Corp(b)	63,040
5,600	El Paso Electric Co	264,712
26,400	Ormat Technologies Inc(b)	1,155,264
5,100	Portland General Electric Co	225,012
13,000	SJW Corp	511,940
Shares		Fair Value
Utilities — (continued)
9,800	Southwest Gas Corp	$ 771,358
		3,030,104
TOTAL COMMON STOCK — 97.11% (Cost $63,332,385)		$ 68,128,698
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.58%
$1,661,000	Federal Home Loan Bank 0.05%, 07/01/2016	1,661,000
150,000	U.S. Treasury Bills(c) 0.44%, 09/15/2016	149,863
		1,810,863
Repurchase Agreements — 8.40%
1,399,894	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $1,399,894 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(d)	1,399,894
1,399,894	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $1,399,894 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(d)	1,399,894
294,647	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $294,647 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(d)	294,647
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,399,893	Undivided interest of 1.68% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $1,399,893 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(d)
$ 1,399,893
1,399,894	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $1,399,894 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(d)	1,399,894
5,894,222
SHORT TERM INVESTMENTS — 10.98% (Cost $7,705,085)		$ 7,705,085
TOTAL INVESTMENTS — 108.09% (Cost $71,037,470)		$ 75,833,783
OTHER ASSETS & LIABILITIES, NET — (8.09)%		$ (5,677,229)
TOTAL NET ASSETS — 100.00%		$ 70,156,554
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	15	USD	1,721,100	September 2016	$13,410
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $5,700,426 of securities on loan)(a)	$69,939,561
Repurchase agreements, fair value(b)	5,894,222
Cash	158,147
Subscriptions receivable	87,525
Receivable for investments sold	17,293
Variation margin on futures contracts	27,482
Dividends receivable	99,311
Total Assets	76,223,541
LIABILITIES:
Payable to investment adviser	59,547
Payable for administrative services fees	3,727
Payable upon return of securities loaned	5,894,222
Redemptions payable	63,251
Payable for investments purchased	46,240
Total Liabilities	6,066,987
NET ASSETS	$70,156,554
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$799,698
Paid-in capital in excess of par	66,870,382
Net unrealized appreciation	4,809,723
Undistributed net investment income	53,124
Accumulated net realized loss	(2,376,373)
NET ASSETS	$70,156,554
NET ASSETS BY CLASS
Initial Class	$13,231,060
Institutional Class	$56,925,494
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	100,000,000
Issued and Outstanding
Initial Class	1,384,226
Institutional Class	6,612,755
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.56
Institutional Class	$8.61
(a) Cost of investments	$65,143,248
(b) Cost of repurchase agreements	$5,894,222
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$1,113
Income from securities lending	93,326
Dividends	697,559
Total Income	791,998
EXPENSES:
Management fees	353,595
Administrative services fees – Initial Class	24,400
Total Expenses	377,995
NET INVESTMENT INCOME	414,003
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,276,548)
Net realized gain on futures contracts	65,196
Net Realized Loss	(2,211,352)
Net change in unrealized appreciation on investments	3,574,036
Net change in unrealized appreciation on futures contracts	17,746
Net Change in Unrealized Appreciation	3,591,782
Net Realized and Unrealized Gain	1,380,430
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,794,433
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Invesco Small Cap Value Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$414,003	$378,443
Net realized gain (loss)	(2,211,352)	5,034,849
Net change in unrealized appreciation (depreciation)	3,591,782	(10,105,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,794,433	(4,692,077)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(18,380)
Institutional Class	-	(77,991)
From return of capital	0	(96,371)
From net investment income
Initial Class	(30,389)	(23,731)
Institutional Class	(330,490)	(168,482)
From net investment income	(360,879)	(192,213)
From net realized gains
Initial Class	-	(994,443)
Institutional Class	-	(4,426,713)
From net realized gains	0	(5,421,156)
Total Distributions	(360,879)	(5,709,740)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	7,136,813	12,128,571
Institutional Class	7,516,774	69,119,943
Shares issued in reinvestment of distributions
Initial Class	30,389	1,036,554
Institutional Class	330,490	4,673,186
Shares redeemed
Initial Class	(8,512,823)	(70,851,566)
Institutional Class	(6,137,261)	(10,804,187)
Net Increase in Net Assets Resulting from Capital Share Transactions	364,382	5,302,501
Total Increase (Decrease) in Net Assets	1,797,936	(5,099,316)
NET ASSETS:
Beginning of Period	68,358,618	73,457,934
End of Period(a)	$70,156,554	$68,358,618
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	806,438	1,143,841
Institutional Class	935,966	6,969,644
Shares issued in reinvestment of distributions
Initial Class	3,278	107,123
Institutional Class	39,580	533,283
Shares redeemed
Initial Class	(929,581)	(6,434,844)
Institutional Class	(745,028)	(1,120,690)
Net Increase	110,653	1,198,357
(a) Including undistributed net investment income:	$53,124	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 9.41	0.04 (b)	0.13	0.17	-	(0.02)	-	(0.02)	$ 9.56	1.84% (c)
12/31/2015	$10.98	0.03 (b)	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04 (b)	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
12/31/2013	$10.58	0.13 (b)	3.59	3.72	-	(1.13)	(1.24)	(2.37)	$11.93	35.65%
12/31/2012	$ 9.65	0.16 (b)	1.62	1.78	-	(0.30)	(0.55)	(0.85)	$10.58	18.58%
12/31/2011	$11.06	0.06	(0.73)	(0.67)	-	(0.06)	(0.68)	(0.74)	$ 9.65	(6.02%)
Institutional Class
06/30/2016	$ 8.49	0.05 (b)	0.12	0.17	-	(0.05)	-	(0.05)	$ 8.61	2.03% (c)
12/31/2015 (d)	$10.00	0.05 (b)	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
06/30/2016	$13,231	1.40% (f)	1.40% (f)	N/A	0.96% (f)	32% (c)
12/31/2015	$14,157	1.40%	1.40%	N/A	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	N/A	0.29%	90%
12/31/2013	$71,690	1.40%	1.40%	1.09%	1.09%	100%
12/31/2012	$64,357	1.40%	1.40%	1.54%	1.54%	104%
12/31/2011	$59,900	1.40%	1.40%	0.53%	0.53%	127%
Institutional Class
06/30/2016	$56,925	1.05% (f)	1.05% (f)	N/A	1.30% (f)	32% (c)
12/31/2015 (d)	$54,201	1.05% (f)	1.05% (f)	N/A	0.79% (f)	82%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 68,128,698	$ —	$ —	$ 68,128,698
Short Term Investments	—	7,705,085	—	7,705,085
Total investments, at fair value:	68,128,698	7,705,085	0	75,833,783
Other Financial Investments:
Futures Contracts(a)	13,410	—	—	13,410
Total Assets	$ 68,142,108	$ 7,705,085	$ 0	$ 75,847,193
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$71,196,835
Gross unrealized appreciation on investments	10,397,593
Gross unrealized depreciation on investments	(5,760,645)
Net unrealized appreciation on investments	$4,636,948
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 11 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$13,410 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$65,196	Net change in unrealized appreciation on futures contracts	$17,746
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $22,837,745 and $21,494,072, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $5,700,426 and received collateral as reported on the Statement of Assets and Liabilities of $5,894,222 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Invesco Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2015 and was in the third, third and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median management fees of its peer group of funds, the Fund’s total annual operating expense ratio was lower than the average and median of its peer group and lower than the average of its peer universe, the same as the median of its peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted the Sub-Adviser’s representation that the fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016